Programme rights - Summary of Programme Rights (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Beginning balance	£ 310	£ 272
Ending balance	310	310
Programme Rights
Disclosure of detailed information about intangible assets [line items]
Beginning balance	310	272
Additions	870	879
Amortisation	(870)	(841)
Ending balance	£ 310	£ 310